Consolidated Statements Of Operations (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements Of Operations [Abstract]
Revenues from services	$ 22,006.0	$ 18,866.5	$ 16,038.7
Cost of services	18,299.7	15,621.1	13,220.5
Gross profit	3,706.3	3,245.4	2,818.2
Selling and administrative expenses, excluding impairment charges	3,182.1	2,938.6	2,715.5
Goodwill and intangible asset impairment charges	0	428.8	61.0
Selling and administrative expenses	3,182.1	3,367.4	2,776.5
Operating profit / (loss)	524.2	(122.0)	41.7
Interest and other expenses	44.3	43.2	64.6
Earnings / (loss) before income taxes	479.9	(165.2)	(22.9)
Provision for income taxes	228.3	98.4	(13.7)
Net earnings / (loss)	$ 251.6	$ (263.6)	$ (9.2)
Net earnings / (loss) per share - basic (in dollars per share)	$ 3.08	$ (3.26)	$ (0.12)
Net earnings / (loss) per share - diluted (in dollars per share)	$ 3.04	$ (3.26)	$ (0.12)
Weighted average shares - basic (in shares)	81.6	81.0	78.3
Weighted average shares - diluted (in shares)	82.8	81.0	78.3